Short-term Bank Loans	12 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Short-term Bank Loans

Note 8 - Short-term Bank Loans

	As of March 31,
Short-term bank loans from:	2026	2025
Bank of China(1)	$289,939	$551,215
Bank of Beijing(2)	1,449,696	1,378,037
GanZhou Bank(3)	1,377,211	1,376,659
Bank of Communication(4)	1,159,756	1,102,429
Total	$4,276,602	$4,408,340

(1)	In March 2025, Jiangxi Ruanyun entered into a one-year loan agreement with Bank of China for RMB4,000,000 ($0.6 million) at an annual interest rate of 3.10%. This loan was guaranteed by Ms. Yan Fu, the Company’s director and chief executive officer and the chief executive officer of Jiangxi Ruanyun. This loan was repaid on its maturity in March 2026.

(2)	In March 2026, Jiangxi Ruanyun entered into a one-year loan agreement with Bank of China for RMB2,000,000 ($0.3 million) at an annual interest rate of 3.00%. This loan was guaranteed by Ms. Yan Fu, the Company’s director and chief executive officer and the chief executive officer of Jiangxi Ruanyun.

(2)	In May 2024, Jiangxi Ruanyun entered into a one-year loan agreement with Bank of Beijing for RMB10,000,000 ($1.4 million) at an annual interest rate of 4.60%. This loan was repaid on its maturity in May 2025.

(2)	In May 2025, Jiangxi Ruanyun entered into a one-year loan agreement with Bank of Beijing for RMB10,000,000 ($1.5 million) at an annual interest rate of 3.60%. This loan was guaranteed by Ms. Yan Fu, the Company’s director and chief executive officer and the chief executive officer of Jiangxi Ruanyun.

(3)	In November 2024, Jiangxi Ruanyun entered into a one-year loan agreement with GanZhou Bank for RMB9,990,000 ($1.4 million) at an annual interest rate of 3.85%. This loan was also pledged with a property of Jiangxi Ruanyun and guaranteed by Ms. Yan Fu, the Company’s director and chief executive officer and the chief executive officer of Jiangxi Ruanyun. This loan was repaid on its maturity in November 2025.

(3)	In November 2025, Jiangxi Ruanyun entered into a one-year loan agreement with GanZhou Bank for RMB9,500,000 ($1.4 million) at an annual interest rate of 3.85%. This loan was also pledged with a property of Jiangxi Ruanyun and guaranteed by Ms. Yan Fu, the Company’s director and chief executive officer and the chief executive officer of Jiangxi Ruanyun.

(4)	In August 2024, Jiangxi Ruanyun entered into a one-year loan agreement with Bank of Communication for RMB8,000,000 ($1.1 million) at an annual interest rate of 3.35%. This loan was guaranteed by Ms. Yan Fu, the Company’s director and chief executive officer and the chief executive officer of Jiangxi Ruanyun. This loan was repaid on its maturity in August 2025.

(4)	In August 2025, Jiangxi Ruanyun entered into a one-year loan agreement with Bank of Communication for RMB8,000,000 ($1.2 million) at an annual interest rate of 3.00%. This loan was guaranteed by Ms. Yan Fu, the Company’s director and chief executive officer and the chief executive officer of Jiangxi Ruanyun.